Other Current Assets Disclosure (Details) - USD ($)	Nov. 30, 2020	May 31, 2020	May 31, 2019
Other current assets	$ 20,748	$ 60,367	$ 58,887
Prepaid expenses
Other current assets	14,325	44,021	50,331
Receivables associated with GST Cell MedX Canada
Other current assets	$ 6,423	$ 16,346	$ 8,556